Stated Capital - Schedule of Stated Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of the year	$ 3,871.5
Balance at end of the year	3,871.5	$ 3,871.5
Ordinary Shares
Disclosure of classes of share capital [line items]
Balance at beginning of the year	3,871.5	3,871.5
Balance at end of the year	$ 3,871.5	$ 3,871.5
In issue at 1 January (in shares)	893,540,813	891,378,571
Exercise of employee share options (in shares)	1,483,434	2,162,242
In issue at 31 December (in shares)	895,024,247	893,540,813
Authorised (in shares)	2,000,000,000	2,000,000,000